10-Q Failed sale and leaseback arrangements - Future minimum lease payments (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Financial Obligations
2026 (nine months remaining)	$ 24,909
2027	31,006	$ 33,139
2028	31,841	31,006
2029	30,497	31,841
2030	29,459	30,497
2031 and thereafter	204,871
Total undiscounted remaining minimum payments	352,583	483,125
Less: imputed interest	(144,419)	(272,986)
Total discounted remaining minimum payments	$ 208,164	$ 210,139